Document and Entity Information	Nov. 10, 2025
Prospectus Line Items
Document Type	497
Document Period End Date	Nov. 10, 2025
Entity Central Index Key	0000035315
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Investment Company Type	N-1A